Baron Partners Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (103.92%)
Communication Services (3.42%)
	Alternative Carriers (2.87%)
4,075,000	Iridium Communications, Inc.	$134,665,281	$185,371,750

	Movies & Entertainment (0.55%)
230,000	Spotify Technology SA [1,2]	37,473,451	35,567,200

Total Communication Services		172,138,732	220,938,950

Consumer Discretionary (59.14%)
	Apparel, Accessories & Luxury Goods (0.59%)
6,461,923	Figs, Inc., Cl A [1]	63,634,331	38,125,346

	Automobile Manufacturers (47.03%)
12,150,000	Tesla, Inc. [1,5]	183,531,738	3,040,173,000

	Casinos & Gaming (1.09%)
1,720,000	Red Rock Resorts, Inc., Cl A	60,020,356	70,520,000

	Hotels, Resorts & Cruise Lines (6.64%)
3,325,000	Hyatt Hotels Corp., Cl A	115,871,182	352,716,000
759,736	Marriott Vacations Worldwide Corp.	89,753,636	76,452,233

		205,624,818	429,168,233

	Leisure Facilities (3.79%)
1,105,000	Vail Resorts, Inc.	75,979,950	245,188,450

Total Consumer Discretionary		588,791,193	3,823,175,029

Financials (19.35%)
	Financial Exchanges & Data (6.92%)
730,000	FactSet Research Systems, Inc.	59,424,553	319,199,800
250,000	MSCI, Inc.	88,967,758	128,270,000

		148,392,311	447,469,800

	Investment Banking & Brokerage (4.42%)
5,200,000	The Charles Schwab Corp.	162,830,584	285,480,000

	Property & Casualty Insurance (8.01%)
6,500,000	Arch Capital Group Ltd. [1,2]	29,781,178	518,115,000

Total Financials		341,004,073	1,251,064,800

Health Care (6.09%)
	Biotechnology (0.68%)
425,000	Moderna, Inc. [1]	47,294,861	43,898,250

	Health Care Equipment (5.41%)
800,000	IDEXX Laboratories, Inc. [1]	35,048,047	349,816,000

Total Health Care		82,342,908	393,714,250

Industrials (0.55%)
	Aerospace & Defense (0.55%)
125,625	HEICO Corp.	9,632,520	20,342,456
116,875	HEICO Corp., Cl A	7,586,429	15,102,588

Total Industrials		17,218,949	35,445,044

Shares		Cost	Value
Common Stocks (continued)
Information Technology (5.35%)
	Application Software (1.29%)
925,000	Guidewire Software, Inc. [1]	$75,206,412	$83,250,000

	IT Consulting & Other Services (3.72%)
700,000	Gartner, Inc. [1]	83,980,674	240,527,000
	Semiconductors (0.34%)
50,000	NVIDIA Corp.	21,062,650	21,749,500

Total Information Technology		180,249,736	345,526,500

Real Estate (10.02%)
	Other Specialized REITs (1.28%)
1,819,296	Gaming and Leisure Properties, Inc.	57,529,251	82,868,933

	Real Estate Services (8.74%)
7,350,000	CoStar Group, Inc. [1]	98,974,400	565,141,500

Total Real Estate		156,503,651	648,010,433

Total Common Stocks		1,538,249,242	6,717,875,006

Private Common Stocks (4.19%)
Communication Services (1.27%)
	Interactive Media & Services (0.69%)
600,000	X Holdings I, Inc., Cl A [1,3,4,7]	60,000,000	44,490,000

	Movies & Entertainment (0.58%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,7]	50,000,041	37,919,958

Total Communication Services		110,000,041	82,409,958

Industrials (2.92%)
	Aerospace & Defense (2.92%)
2,216,310	Space Exploration Technologies Corp., Cl A [1,3,4,7]	29,920,185	165,979,456
302,210	Space Exploration Technologies Corp., Cl C [1,3,4,7]	4,079,835	22,632,507

Total Industrials		34,000,020	188,611,963

Total Private Common Stocks		144,000,061	271,021,921

Private Convertible Preferred Stocks (0.12%)
Industrials (0.12%)
	Electrical Components & Equipment (0.12%)
21,213,656	Northvolt AB, Series E2 (Sweden) [1,3,4,7]	7,843,621	7,741,224

Private Preferred Stocks (6.42%)

Industrials (6.42%)
	Aerospace & Defense (6.42%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,7]	41,999,985	232,981,694
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,7]	22,250,032	98,593,978
111,111	Space Exploration Technologies Corp., Series N [1,3,4,7]	29,999,970	83,207,695

Total Private Preferred Stocks		94,249,987	414,783,367

See Notes to Portfolios of Investments.

Baron Partners Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (0.00%)
$272,021	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2023, 4.85% due 10/2/2023; Proceeds at maturity $272,131; (Fully Collateralized by $305,900 U.S. Treasury Note, 0.75% due 3/31/2026 Market value – $277,550)[6]	$272,021	$272,021

Total Investments (114.65%)		$1,784,614,932	7,411,693,539

Liabilities Less Cash and Other Assets (-14.65%)			(946,801,479)

Net Assets			$6,464,892,060

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2023, the market value of restricted and fair valued securities amounted to $693,546,512 or 10.73% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (89.98%)
Communication Services (8.03%)
	Alternative Carriers (2.90%)
730,000	Iridium Communications, Inc.	$16,852,106	$33,207,700

	Movies & Entertainment (5.13%)
1,000,000	Manchester United PLC, Cl A 1,2	21,182,830	19,790,000
252,000	Spotify Technology SA 1,2	33,455,256	38,969,280

		54,638,086	58,759,280

Total Communication Services		71,490,192	91,966,980

Consumer Discretionary (40.58%)
	Apparel, Accessories & Luxury Goods (2.97%)
5,765,000	Figs, Inc., Cl A 1	49,696,759	34,013,500

	Automobile Manufacturers (14.50%)
500,000	Rivian Automotive, Inc., Cl A 1	10,722,861	12,140,000
615,000	Tesla, Inc. [1,5]	8,168,271	153,885,300

		18,891,132	166,025,300

	Casinos & Gaming (4.70%)
507,900	MGM Resorts International [1]	21,704,038	18,670,404
857,100	Red Rock Resorts, Inc., Cl A	28,183,690	35,141,100

		49,887,728	53,811,504
	Footwear (2.02%)
832,000	On Holding AG, Cl A 1,2	25,086,658	23,146,240

	Hotels, Resorts & Cruise Lines (8.88%)
220,000	Choice Hotels International, Inc.	12,833,379	26,952,200
500,000	Hyatt Hotels Corp., Cl A	24,424,810	53,040,000
215,000	Marriott Vacations Worldwide Corp.	28,007,421	21,635,450

		65,265,610	101,627,650

	Leisure Facilities (4.52%)
233,300	Vail Resorts, Inc.	37,576,650	51,766,937

	Restaurants (2.99%)
2,740,000	Krispy Kreme, Inc.	39,168,421	34,167,800

Total Consumer Discretionary		285,572,958	464,558,931

Financials (19.11%)
	Financial Exchanges & Data (8.81%)
125,000	FactSet Research Systems, Inc.	25,848,440	54,657,500
90,000	MSCI, Inc.	43,089,524	46,177,200

		68,937,964	100,834,700

	Investment Banking & Brokerage (4.03%)
427,500	Interactive Brokers Group, Inc., Cl A	34,188,678	37,004,400
250,000	Jefferies Financial Group, Inc.	7,732,070	9,157,500

		41,920,748	46,161,900

	Property & Casualty Insurance (6.27%)
900,000	Arch Capital Group Ltd. [1,2]	25,104,585	71,739,000

Total Financials		135,963,297	218,735,600

Shares		Cost	Value
Common Stocks (continued)
Health Care (2.67%)
	Biotechnology (1.37%)
145,000	BioNTech SE, ADR [1,2]	$16,514,273	$15,752,800

	Health Care Equipment (1.30%)
34,000	IDEXX Laboratories, Inc. [1]	15,205,826	14,867,180

Total Health Care		31,720,099	30,619,980

Industrials (3.30%)
	Research & Consulting Services (3.30%)
160,000	Verisk Analytics, Inc.	28,339,398	37,798,400

Information Technology (8.27%)
	Application Software (6.60%)
95,000	ANSYS, Inc. [1]	24,133,643	28,267,250
526,300	Guidewire Software, Inc. [1]	48,175,978	47,367,000

		72,309,621	75,634,250

	Internet Services & Infrastructure (1.67%)
350,000	Shopify, Inc., Cl A 1,2	15,502,933	19,099,500

Total Information Technology		87,812,554	94,733,750

Real Estate (8.02%)
	Office REITs (3.06%)
165,000	Alexandria Real Estate Equities, Inc.	23,085,133	16,516,500
1,450,000	Douglas Emmett, Inc.	21,593,180	18,502,000

		44,678,313	35,018,500

	Real Estate Services (4.27%)
635,000	CoStar Group, Inc. [1]	14,752,834	48,825,150

	Single-Family Residential REITs (0.69%)
235,000	American Homes 4 Rent, Cl A	5,062,679	7,917,150

Total Real Estate		64,493,826	91,760,800

Total Common Stocks		705,392,324	1,030,174,441

Private Common Stocks (5.05%)
Industrials (5.05%)
	Aerospace & Defense (5.05%)
629,570	Space Exploration Technologies Corp., Cl A 1,3,4,7	26,390,845	47,148,498
143,170	Space Exploration Technologies Corp., Cl C 1,3,4,7	6,808,820	10,722,001

Total Private Common Stocks		33,199,665	57,870,499

Private Preferred Stocks (2.64%)
Industrials (2.64%)
	Aerospace & Defense (2.64%)
29,630	Space Exploration Technologies Corp., Cl H 1,3,4,7	4,000,050	22,189,018
1,479	Space Exploration Technologies Corp., Cl I 1,3,4,7	249,951	1,107,579
9,259	Space Exploration Technologies Corp., Series N 1,3,4,7	2,499,930	6,933,787

Total Private Preferred Stocks		6,749,931	30,230,384

See Notes to Portfolios of Investments.

Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (2.11%)
$24,115,119	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2023, 4.85% due 10/2/2023; Proceeds at maturity $24,124,866; (Fully Collateralized by $15,423,000 U.S. Treasury Note, 3.75% due 4/15/2026 Market value – $15,257,343 and $10,340,500 U.S. Treasury Note, 0.75% due 4/30/2026 Market value – $9,340,099) [6]	$24,115,119	$24,115,119

Total Investments (99.78%)		$769,457,039	1,142,390,443

Cash and Other Assets Less Liabilities (0.22%)			2,483,349

Net Assets			$1,144,873,792

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2023, the market value of restricted and fair valued securities amounted to $88,100,883 or 7.70% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.03%)
Brazil (3.94%)
225,742	Afya Ltd., Cl A 1	$3,607,509	$3,566,724
889,394	B3 S.A. – Brasil, Bolsa, Balcao	2,365,908	2,174,584
218,728	Localiza Rent a Car SA	2,774,090	2,548,211
188,412	StoneCo Ltd., Cl A 1	1,875,273	2,010,356
603,130	Suzano SA	5,575,242	6,512,995
95,240	XP, Inc., Cl A	1,150,643	2,195,282

Total Brazil		17,348,665	19,008,152

Canada (3.06%)
95,758	Agnico Eagle Mines Ltd.	4,613,683	4,352,201
5,029	Constellation Software, Inc.	370,283	10,382,233

Total Canada		4,983,966	14,734,434

China (7.87%)
76,670	Alibaba Group Holding Limited, ADR [1]	6,850,724	6,650,356
27,527	Baidu, Inc., ADR [1]	3,287,267	3,698,252
455,235	Full Truck Alliance Co. Ltd., ADR [1]	3,115,947	3,204,854
306,876	Galaxy Entertainment Group Ltd. [1,3]	1,898,377	1,836,230
298,144	Jiangsu Hengli Hydraulic Co. Ltd., Cl A 3	2,539,219	2,614,797
142,122	Kanzhun Ltd., ADR [1]	2,441,669	2,155,991
2,028,939	Kingdee International Software Group Co. Ltd. [1,3]	2,017,449	2,483,166
534,073	Kingsoft Corp. Ltd. [3]	1,846,292	1,924,440
1,267,755	Lufax Holding Ltd., ADR	1,869,546	1,343,820
332,972	Midea Group Co., Ltd., Cl A 3	2,188,387	2,540,060
71,814	Tencent Holdings Limited [3]	1,958,911	2,783,793
48,463	Tencent Holdings Limited, ADR	2,129,697	1,874,064
48,221	Yum China Holdings, Inc.	2,343,942	2,686,874
89,075	Zai Lab Limited, ADR [1]	2,303,663	2,165,413

Total China		36,791,090	37,962,110

Denmark (1.02%)
138,945	Genmab A/S, ADR [1]	5,457,242	4,900,590

France (6.87%)
142,804	BNP Paribas S.A. [3]	6,025,474	9,080,374
88,938	Eurofins Scientific SE 3	2,011,102	5,012,293
7,407	LVMH Moët Hennessy Louis Vuitton SE 3	2,053,760	5,591,029
41,969	Pernod Ricard SA 3	8,139,658	6,987,415
252,654	Waga Energy SA 1	7,313,238	6,437,555

Total France		25,543,232	33,108,666

Germany (2.14%)
134,675	Befesa SA, 144A 3	5,557,309	4,105,018
65,317	Symrise AG 3	5,758,112	6,218,101

Total Germany		11,315,421	10,323,119

Hong Kong (0.39%)
197,026	Techtronic Industries Co. Ltd. [3]	1,493,206	1,902,007

Shares		Cost	Value
Common Stocks (continued)
India (8.12%)
52,988	Bajaj Finance Limited [3]	$2,210,810	$4,970,195
537,348	Bharti Airtel Ltd. PP 3	2,772,162	3,445,318
241,420	Godrej Consumer Products Ltd. [1,3]	3,010,886	2,879,987
161,750	Godrej Properties Ltd. [1,3]	1,944,203	3,018,376
206,686	HDFC Bank Ltd. [3]	3,323,760	3,790,600
181,018	Jio Financial Services Ltd. [1]	311,620	503,983
2,458,395	JM Financial Limited [3]	2,893,665	2,551,732
231,007	Max Financial Services Ltd. [1,3]	1,504,024	2,526,307
324,892	Max Healthcare Institute Ltd. [3]	2,238,906	2,219,339
688,913	Nippon Life India Asset Management Ltd., 144A 3	2,429,191	2,716,979
181,018	Reliance Industries Limited [3]	3,190,753	5,096,500
117,850	Tata Communications Ltd. [3]	2,279,053	2,738,394
108,335	Trent Ltd. [3]	2,089,438	2,707,786

Total India		30,198,471	39,165,496

Ireland (1.07%)
527,750	Bank of Ireland Group PLC [3]	4,003,943	5,159,079

Israel (1.43%)
49,517	Oddity Tech Ltd. [1]	1,927,635	1,403,807
557,482	Taboola.com Ltd. [1]	4,210,309	2,112,857
36,998	Wix.com Ltd. [1]	2,195,701	3,396,416

Total Israel		8,333,645	6,913,080

Italy (1.09%)
177,130	Stevanato Group SpA [1]	3,706,452	5,264,304

Japan (12.22%)
137,747	Japan Airport Terminal Co. Ltd. [3]	5,802,383	5,835,563
191,557	Japan Exchange Group, Inc. [3]	3,557,965	3,548,840
14,444	Keyence Corporation [3]	3,911,650	5,341,761
964,232	Mitsubishi UFJ Financial Group, Inc., ADR	7,083,673	8,186,330
105,520	Okamoto Industries, Inc. [3]	4,831,807	3,577,220
91,200	Recruit Holdings Co, Ltd. [3]	1,550,835	2,790,265
477,759	Renesas Electronics Corp. [1,3]	5,843,990	7,297,746
272,300	SMS Co. Ltd. [3]	7,612,593	4,627,454
159,050	Sumitomo Mitsui Financial Group, Inc. [3]	7,070,696	7,813,495
33,962	Tokyo Electron Limited [3]	2,798,386	4,638,946
1,893,668	Z Holdings Corporation [3]	7,424,782	5,253,244

Total Japan		57,488,760	58,910,864

Korea, Republic of (4.36%)
205,142	Coupang, Inc., Cl A 1	2,858,334	3,487,414
45,602	HD Hyundai Heavy Industries Co. Ltd. [1,3]	4,213,438	4,089,665
96,551	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	8,468,126	7,935,179
73,876	Samsung Electronics Co., Ltd. [3]	4,145,187	3,734,735
4,632	Samsung SDI Co. Ltd. [3]	2,538,208	1,750,491

Total Korea, Republic of		22,223,293	20,997,484

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Mexico (0.91%)
929,271	Grupo Mexico S.A.B. de C.V., Series B	$2,674,546	$4,391,609

Netherlands (7.40%)
225,093	AMG Critical Materials NV 3	6,705,228	6,755,119
31,042	argenx SE, ADR [1]	2,034,287	15,261,178
66,691	DSM-Firmenich AG 3	9,351,935	5,635,580
76,774	Prosus NV 3	2,693,801	2,262,225
221,130	Universal Music Group NV 3	4,625,677	5,770,646

Total Netherlands		25,410,928	35,684,748

Norway (0.43%)
1,964,968	Aker Carbon Capture ASA [1,3]	3,435,222	2,065,121

Peru (0.79%)
29,923	Credicorp, Ltd.	4,239,637	3,829,246

Poland (2.63%)
55,785	Dino Polska SA, 144A 1,3	4,025,150	4,521,017
702,136	InPost SA 1,3	9,114,056	8,139,512

Total Poland		13,139,206	12,660,529

Russia (0.00%)
487,800	Sberbank of Russia PJSC [1,2,4]	1,650,983	293

Spain (4.55%)
52,997	Cellnex Telecom S.A., 144A 3	2,551,939	1,843,341
1,597,890	eDreams ODIGEO SA 1,3	12,240,087	10,911,588
246,947	Industria de Diseno Textil, S.A. [3]	7,615,754	9,189,402

Total Spain		22,407,780	21,944,331

Sweden (1.36%)
346,138	Epiroc AB, Cl A 3	5,460,404	6,572,207

Switzerland (4.58%)
275,488	Clariant AG 3	5,538,194	4,343,520
31,051	Compagnie Financiere Richemont SA, Cl A 1,3	3,679,974	3,781,491
19,291,346	Meyer Burger Technology AG 1,3	8,176,050	7,784,823
54,668	Nestle S.A. [3]	5,615,400	6,188,199

Total Switzerland		23,009,618	22,098,033

Taiwan (1.69%)
93,484	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,915,308	8,123,760

United Kingdom (10.55%)
158,887	AstraZeneca PLC, ADR	7,322,282	10,759,828
980,469	B&M European Value Retail S.A. [3]	4,391,736	6,993,518
647,259	Ceres Power Holdings PLC [1]	5,247,582	2,479,723
80,824	Dechra Pharmaceuticals PLC [3]	2,533,869	3,727,584
64,418	Endava plc, ADR [1]	2,668,221	3,694,372
170,217	Experian plc [3]	3,928,940	5,567,384
34,980	Linde Public Limited Company [3]	6,288,750	13,014,546
3,192,974	S4 Capital PLC [1,3]	6,076,262	2,626,330
153,420	WANdisco plc [1]	867,667	123,544
286,957	Watches of Switzerland Group PLC, 144A 1,3	2,506,871	1,868,826

Total United Kingdom		41,832,180	50,855,655

Shares		Cost	Value
Common Stocks (continued)
United States (3.56%)
50,934	Agilent Technologies, Inc.	$2,577,583	$5,695,440
144,115	Arch Capital Group Ltd. [1]	2,899,696	11,487,406

Total United States		5,477,279	17,182,846

Total Common Stocks		386,540,477	443,757,763

Rights (0.00%)
Brazil (0.00%)
1,603	Localiza Rent a Car SA, Exp. 11/10/2023 [1]	0	5,102

Warrants (0.01%)
Canada (0.00%)
5,029	Constellation Software, Inc. Exp 3/31/2040 [1,4]	0	0

Israel (0.01%)
56,745	Taboola.com Ltd. Exp 6/29/2026 [1]	104,540	24,395

Total Warrants		104,540	24,395

Principal Amount
Short Term Investments (7.39%)
$35,613,255	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2023, 4.85% due 10/2/2023; Proceeds at maturity $35,627,648; (Fully Collateralized by $36,720,000 U.S. Treasury Note, 3.75% due 4/15/2026 Market value –$36,325,594) [3]	35,613,255	35,613,255

Total Investments (99.43%)		$422,258,272	479,400,515

Cash and Other Assets Less Liabilities (0.57%)			2,739,387

Net Assets			$482,139,902

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2023, the market value of restricted and fair valued securities amounted to $293 or 0.00% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the market value of Rule 144A securities amounted to $15,055,181 or 3.12% of net assets.

All	securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

Summary of Investments by Sector as of September 30, 2023	Percentage of Net Assets
Financials	15.3%
Industrials	13.4%
Consumer Discretionary	13.3%
Information Technology	12.2%
Health Care	11.4%
Materials	11.4%
Communication Services	7.5%
Consumer Staples	4.6%
Energy	2.4%
Real Estate	0.6%
Cash and Cash Equivalents*	8.0%

100.0%**

*	Includes short term investments.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Real Estate Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.95%)
Consumer Discretionary (43.67%)
	Casinos & Gaming (14.58%)
447,250	Boyd Gaming Corporation	$12,197,815	$27,206,218
635,450	Caesars Entertainment, Inc. [1]	31,089,158	29,453,107
865,200	Las Vegas Sands Corp.	41,691,525	39,660,768
1,246,656	MGM Resorts International [1]	47,016,614	45,827,075
535,340	Red Rock Resorts, Inc., Cl A	7,111,614	21,948,940
565,850	Wynn Resorts Ltd.	55,478,542	52,290,198

		194,585,268	216,386,306

	Distributors (2.23%)
93,050	Pool Corp.	31,586,944	33,135,105

	Home Improvement Retail (4.05%)
307,550	Floor & Decor Holdings, Inc., Cl A [1]	22,166,475	27,833,275
155,000	Lowe’s Companies, Inc.	29,079,626	32,215,200

		51,246,101	60,048,475

	Homebuilding (18.91%)
624,050	D.R. Horton, Inc.	53,102,806	67,066,653
184,450	Installed Building Products, Inc.	21,220,106	23,035,961
603,199	Lennar Corp., Cl A	48,900,941	67,697,024
1,662,000	Toll Brothers, Inc.	82,606,528	122,921,520

		205,830,381	280,721,158

	Hotels, Resorts & Cruise Lines (3.02%)
139,300	Hilton Worldwide Holdings, Inc.	19,108,886	20,920,074
171,700	Hyatt Hotels Corp., Cl A	18,453,258	18,213,936
56,836	Marriott Vacations Worldwide Corp.	2,737,732	5,719,407

		40,299,876	44,853,417

	Leisure Facilities (0.88%)
58,600	Vail Resorts, Inc.	15,239,146	13,002,754

Total Consumer Discretionary		538,787,716	648,147,215

Financials (9.56%)
	Asset Management & Custody Banks (9.56%)
629,500	Blackstone, Inc.	59,297,327	67,444,630
549,906	Brookfield Asset Management Ltd., Cl A [2]	14,788,079	18,333,866
1,792,725	Brookfield Corp., Cl A [2]	46,220,176	56,058,511

Total Financials		120,305,582	141,837,007

Industrials (3.51%)
	Building Products (1.28%)
307,136	Fortune Brands Innovations, Inc.	18,219,467	19,091,574

	Trading Companies & Distributors (2.23%)
202,185	SiteOne Landscape Supply, Inc. [1]	23,917,523	33,047,138

Total Industrials		42,136,990	52,138,712

Materials (0.58%)
	Construction Materials (0.58%)
42,750	Vulcan Materials Co.	4,378,591	8,636,355

Shares		Cost	Value
Common Stocks (continued)
Real Estate (35.63%)
	Data Center REITs (9.13%)
416,726	Digital Realty Trust, Inc.	$47,232,506	$50,432,181
117,090	Equinix, Inc.	66,640,241	85,037,783

		113,872,747	135,469,964

	Health Care REITs (2.42%)
439,200	Welltower, Inc.	33,120,075	35,979,264

	Industrial REITs (10.12%)
134,250	EastGroup Properties, Inc.	22,084,161	22,356,652
728,300	Prologis, Inc.	76,798,529	81,722,543
681,459	Rexford Industrial Realty, Inc.	34,205,353	33,630,002
219,422	Terreno Realty Corp.	12,754,573	12,463,170

		145,842,616	150,172,367

	Real Estate Services (9.90%)
653,350	CBRE Group, Inc., Cl A [1]	43,341,564	48,256,431
853,113	CoStar Group, Inc. [1]	47,050,526	65,595,859
234,492	Jones Lang LaSalle, Inc. [1]	31,184,228	33,105,580

		121,576,318	146,957,870

	Self Storage REITs (1.86%)
105,900	Extra Space Storage, Inc.	16,447,227	12,875,322
55,604	Public Storage	16,441,730	14,652,766

		32,888,957	27,528,088

	Single-Family Residential REITs (1.66%)
778,200	Invitation Homes, Inc.	22,318,513	24,661,158

	Telecom Tower REITs (0.54%)
48,250	American Tower Corp.	3,607,623	7,934,712

Total Real Estate		473,226,849	528,703,423

Total Common Stocks		1,178,835,728	1,379,462,712

Principal Amount
Short Term Investments (7.30%)
$108,286,243	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2023, 4.85% due 10/2/2023; Proceeds at maturity $108,330,009; (Fully Collateralized by $111,651,300 U.S. Treasury Note, 3.75% due 4/15/2026 Market value – $110,452,065) [3]	108,286,243	108,286,243

Total Investments (100.25%)		$1,287,121,971	1,487,748,955

Liabilities Less Cash and Other Assets (-0.25%)			(3,655,862)

Net Assets			$1,484,093,093

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.06%)
Brazil (6.96%)
1,807,501	Afya Ltd., Cl A 1	$42,192,243	$28,558,516
12,522,212	B3 S.A. – Brasil, Bolsa, Balcao	30,517,014	30,617,021
2,005,807	Inter & Co., Inc. BDR [1]	8,044,573	8,004,792
4,399,539	Localiza Rent a Car SA	30,931,166	51,255,235
3,452,471	NU Holdings Ltd., Cl A 1	27,415,443	25,030,415
2,762,050	StoneCo Ltd., Cl A 1	29,414,847	29,471,074
9,809,865	Suzano SA	90,902,523	105,933,388
1,608,468	XP, Inc., Cl A	24,616,397	37,075,187

Total Brazil		284,034,206	315,945,628

China (27.75%)
2,164,239	Alibaba Group Holding Limited, ADR [1]	188,446,068	187,726,091
445,953	Baidu, Inc., ADR [1]	54,270,073	59,913,785
15,027,355	China Mengniu Dairy Co. Ltd. [3]	33,030,134	50,124,411
11,866,178	Estun Automation Co. Ltd., Cl A 3	40,905,498	35,920,873
8,600,447	Full Truck Alliance Co. Ltd., ADR [1]	65,623,510	60,547,147
7,565,256	Galaxy Entertainment Group Ltd. [1,3]	51,621,599	45,267,622
8,575,193	Glodon Co. Ltd., Cl A 3	36,000,649	27,466,978
505,356	JD.com, Inc., ADR	19,200,876	14,721,020
7,207,548	Jiangsu Hengli Hydraulic Co. Ltd., Cl A 3	60,578,620	63,211,997
2,396,217	Kanzhun Ltd., ADR [1]	41,760,532	36,350,612
40,947,683	Kingdee International Software Group Co. Ltd. [1,3]	38,560,081	50,114,809
12,923,609	Kingsoft Corp. Ltd. [3]	45,610,071	46,567,988
139,488	Kweichow Moutai Co. Ltd., Cl A 3	36,514,593	34,594,773
14,112,427	Lufax Holding Ltd., ADR	41,235,113	14,959,173
7,564,240	Midea Group Co., Ltd., Cl A 3	44,148,840	57,703,409
14,496,644	NARI Technology Co. Ltd., Cl A 3	46,508,474	44,107,673
609,691	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 3	16,227,881	22,654,978
4,566,457	Shenzhou International Group Holdings Ltd. [3]	25,568,421	43,425,280
3,714,839	Tencent Holdings Limited [3]	94,794,328	144,001,766
654,598	Tencent Holdings Limited, ADR	29,992,488	25,313,305
8,569,178	Venustech Group, Inc., Cl A 3	41,696,787	33,121,419
1,056,672	Wuliangye Yibin Co. Ltd., Cl A 3	26,736,598	22,770,004
773,594	Yum China Holdings, Inc.	38,917,217	43,104,658
529,493	Yum China Holdings, Inc. (Hong Kong) [3]	27,996,433	29,634,828
4,926,961	Yunnan Baiyao Group Co. Ltd., Cl A 3	48,454,349	36,029,516
1,229,615	Zai Lab Limited, ADR [1]	27,342,356	29,891,941

Total China		1,221,741,589	1,259,246,056

France (0.62%)
168,734	Pernod Ricard SA 3	35,923,131	28,092,507

Hong Kong (2.02%)
3,732,736	AIA Group Ltd. [3]	33,423,796	30,187,166
15,907,442	Budweiser Brewing Co. APAC Ltd., 144A 3	48,932,394	31,261,484
3,119,977	Techtronic Industries Co. Ltd. [3]	12,188,713	30,118,964

Total Hong Kong		94,544,903	91,567,614

Shares		Cost	Value
Common Stocks (continued)
India (23.46%)
3,689,497	Aarti Industries Ltd. [3]	$37,045,522	$21,782,818
994,638	Aarti Pharmalabs Ltd. [1]	5,806,905	5,533,070
1,249,323	Bajaj Finance Limited [3]	40,085,627	117,184,635
5,948,476	Bharti Airtel Ltd. [3]	43,087,868	66,244,149
852,504	Bharti Airtel Ltd. PP 3	1,522,900	5,466,006
651,291	Divi’s Laboratories Ltd. [3]	6,166,257	29,462,054
22,276,582	Edelweiss Financial Services Ltd. [3]	12,615,422	16,374,044
4,781,793	Godrej Consumer Products Ltd. [1,3]	58,680,664	57,043,745
2,079,441	Godrej Properties Ltd. [1,3]	39,957,586	38,803,922
5,183,132	HDFC Bank Ltd. [3]	87,238,489	95,058,114
2,740,440	Jio Financial Services Ltd. [1]	4,516,327	7,629,819
42,246,000	JM Financial Limited [3]	58,578,992	43,849,941
3,874,571	Jubilant FoodWorks Ltd. [3]	31,860,038	24,801,404
1,343,890	Mahindra & Mahindra Ltd. [3]	25,012,548	25,095,579
4,847,204	Max Financial Services Ltd. [1,3]	34,698,758	53,009,325
3,027,851	Max Healthcare Institute Ltd. [3]	20,904,275	20,683,270
1,530,484	Muthoot Finance Ltd. [3]	21,908,568	23,041,295
10,080,340	Nippon Life India Asset Management Ltd., 144A 3	34,283,180	39,755,482
386,540	Nuvama Wealth Management Ltd. [1]	18,961,540	11,219,220
2,740,440	Reliance Industries Limited [3]	46,243,753	77,156,146
3,835,145	SBI Life Insurance Company Limited, 144A 3	39,934,642	60,158,530
3,641,694	Tata Communications Ltd. [3]	21,423,353	84,619,376
619,295	Tata Consultancy Services Ltd. [3]	26,152,876	26,222,300
3,819,957	Tata Consumer Products Ltd. [3]	21,393,246	40,262,072
1,086,891	Titan Co. Ltd. [3]	18,795,561	41,113,875
1,325,381	Trent Ltd. [3]	26,935,558	33,127,321

Total India		783,810,455	1,064,697,512

Indonesia (1.73%)
232,097,871	Bank Rakyat Indonesia (Persero) Tbk PT 3	67,998,122	78,387,058

Japan (0.71%)
86,618	Keyence Corporation [3]	29,680,710	32,033,552

Korea, Republic of (10.38%)
3,209,789	Coupang, Inc., Cl A 1	42,184,463	54,566,413
511,473	HD Hyundai Heavy Industries Co. Ltd. [1,3]	26,802,079	45,869,775
1,134,482	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	109,373,825	93,238,984
897,527	Korea Aerospace Industries Ltd. [3]	29,386,138	32,396,045
4,096,647	Samsung Electronics Co., Ltd. [3]	137,420,873	207,102,337
45,695	Samsung SDI Co. Ltd. [3]	26,219,725	17,268,710
245,303	SK Hynix, Inc. [3]	20,635,770	20,768,492

Total Korea, Republic of		392,022,873	471,210,756

Mexico (2.58%)
10,234,815	Grupo Mexico S.A.B. de C.V., Series B	26,773,229	48,368,347
18,159,246	Wal-Mart de Mexico, S.A.B de C.V.	44,878,922	68,541,971

Total Mexico		71,652,151	116,910,318

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Peru (1.01%)
359,102	Credicorp, Ltd.	$44,686,739	$45,954,283

Philippines (2.15%)
60,685,765	Ayala Land, Inc. [3]	44,301,724	31,533,663
26,342,171	BDO Unibank, Inc. [3]	46,211,387	65,931,058

Total Philippines		90,513,111	97,464,721

Poland (1.78%)
128,783	Dino Polska SA, 144A 1,3	11,650,389	10,437,037
6,052,258	InPost SA 1,3	88,317,792	70,160,806

Total Poland		99,968,181	80,597,843

Russia (0.01%)
2,219,985	Fix Price Group PLC, GDR [1,2,4]	21,632,103	221,999
17,949,100	Sberbank of Russia PJSC [1,2,4]	64,430,586	10,769

Total Russia		86,062,689	232,768

South Africa (1.13%)
753,214	Gold Fields Ltd. [3]	7,703,121	8,163,932
1,895,601	Gold Fields Ltd., ADR	18,632,453	20,586,227
142,289	Naspers Ltd., Cl N 3	20,745,264	22,764,660

Total South Africa		47,080,838	51,514,819

Spain (0.13%)
1,791,760	Codere Online Luxembourg, S.A. Forward Shares [1,2,4]	17,917,600	4,909,423
358,352	Codere Online Luxembourg, S.A. Founders Share [1,2,4]	3,116	981,885
26,518	Codere Online Luxembourg, S.A. Private Shares, Cl A 1,2,4	265,181	72,659

Total Spain		18,185,897	5,963,967

Taiwan (7.36%)
6,758,875	Delta Electronics, Inc. [3]	25,402,480	68,074,847
5,560,617	Taiwan Semiconductor Manufacturing Co. Ltd. [3]	96,568,165	90,672,716
2,014,415	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	47,606,379	175,052,663

Total Taiwan		169,577,024	333,800,226

United Arab Emirates (0.28%)
2,713,426	Network International Holdings plc, 144A 1	15,171,762	12,918,160

Total Common Stocks		3,552,654,381	4,086,537,788

Private Common Stocks (1.47%)

India (1.47%)
27,027	Pine Labs PTE. Ltd., Series 1 [1,2,4]	10,077,362	16,827,821
6,833	Pine Labs PTE. Ltd., Series A 1,2,4	2,547,771	4,254,431
7,600	Pine Labs PTE. Ltd., Series B 1,2,4	2,833,757	4,731,988
6,174	Pine Labs PTE. Ltd., Series B2 [1,2,4]	2,302,055	3,844,118
9,573	Pine Labs PTE. Ltd., Series C 1,2,4	3,569,416	5,960,437
1,932	Pine Labs PTE. Ltd., Series C1 [1,2,4]	720,371	1,202,921
2,459	Pine Labs PTE. Ltd., Series D 1,2,4	916,870	1,531,047
45,680	Pine Labs PTE. Ltd., Series J 1,2,4	17,032,398	28,441,738

Total Private Common Stocks		40,000,000	66,794,501

Shares		Cost	Value
Private Convertible Preferred Stocks (2.27%)

India (2.27%)
11,578	Bundl Technologies Private Ltd., Series K 1,2,4	$76,776,872	$74,437,574
15,334	Think & Learn Private Limited, Series F 1,2,4	49,776,072	28,658,480

Total Private Convertible Preferred Stocks		126,552,944	103,096,054

Rights (0.00%)
Brazil (0.00%)
32,260	Localiza Rent a Car SA, Exp. 11/10/2023 [1]	0	102,687

Warrants (0.00%)
Spain (0.00%)
	Casinos & Gaming (0.00%)
13,259	Codere Online Luxembourg S.A. Private Shares, Exp. 11/30/2026 [1]	0	1,326

Principal Amount
Short Term Investments (5.89%)
$267,083,131	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2023, 4.85% due 10/2/2023; Proceeds at maturity $267,191,077; (Fully Collateralized by $300,251,100 U.S. Treasury Note, 0.75% due 3/31/2026 Market value – $272,424,807) [3]	267,083,131	267,083,131

Total Investments (99.69%)		$3,986,290,456	4,523,615,487

Cash and Other Assets Less Liabilities (0.31%)			13,980,759

Net Assets			$4,537,596,246

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2023, the market value of restricted and fair valued securities amounted to $176,087,290 or 3.88% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the market value of Rule 144A securities amounted to $154,530,693 or 3.41% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

Summary of Investments by Sector as of September 30, 2023	Percentage of Net Assets
Financials	20.1%
Consumer Discretionary	16.8%
Information Technology	16.5%
Industrials	11.6%
Communication Services	10.3%
Consumer Staples	7.6%
Materials	4.5%
Health Care	3.2%
Energy	1.7%
Real Estate	1.6%
Cash and Cash Equivalents*	6.2%

100.0%**

*	Includes short term investments.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Global Advantage Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.93%)
Argentina (10.95%)
72,785	Globant S.A. [1]	$5,139,458	$14,400,512
47,561	MercadoLibre, Inc. [1]	32,748,993	60,301,641

Total Argentina		37,888,451	74,702,153

Brazil (1.65%)
711,954	Afya Ltd., Cl A 1	13,603,721	11,248,873

Canada (5.81%)
726,103	Shopify, Inc., Cl A 1	27,449,888	39,623,441

China (1.25%)
589,874	Meituan Inc., Cl B, 144A 1,3	6,001,761	8,539,128

India (6.46%)
374,371	Bajaj Finance Limited [3]	22,573,509	35,115,442
7,379,067	Zomato Ltd. [1,3]	12,454,605	8,987,703

Total India		35,028,114	44,103,145

Israel (3.24%)
300,693	Fiverr International Ltd. [1]	6,730,347	7,357,958
160,877	Wix.com Ltd. [1]	13,475,834	14,768,508

Total Israel		20,206,181	22,126,466

Korea, Republic of (4.70%)
1,888,346	Coupang, Inc., Cl A 1	38,144,517	32,101,882

Netherlands (8.69%)
9,791	Adyen N.V., 144A 1,3	7,637,695	7,259,378
64,594	argenx SE, ADR [1]	6,161,319	31,756,348
34,499	ASML Holding N.V. [3]	7,276,999	20,311,287

Total Netherlands		21,076,013	59,327,013

Poland (2.06%)
1,213,982	InPost SA 1,3	16,849,432	14,073,088

Spain (0.67%)
954,019	Codere Online Luxembourg S.A. [1]	8,730,256	2,757,115
550,445	Codere Online Luxembourg, S.A. Forward Shares [1,2,4]	5,504,450	1,508,219
104,612	Codere Online Luxembourg, S.A. Founders Share [1,2,4]	910	286,637

Total Spain		14,235,616	4,551,971

United Kingdom (5.53%)
658,236	Endava plc, ADR [1]	27,092,154	37,749,835

United States (39.92%)
141,583	Bill.Com Holdings, Inc. [1]	6,149,064	15,371,666
180,421	Block, Inc. [1]	14,648,531	7,985,434
396,597	Cloudflare, Inc., Cl A 1	10,689,062	25,001,475
95,654	Crowdstrike Holdings, Inc., Cl A 1	5,351,407	16,010,567
204,792	Datadog, Inc., Cl A 1	10,220,356	18,654,503
38,928	EPAM Systems, Inc. [1]	4,860,760	9,953,500
61,293	Illumina, Inc. [1]	18,797,527	8,414,303
146,664	NVIDIA Corp.	31,174,401	63,797,373
634,936	Rivian Automotive, Inc., Cl A 1	13,602,870	15,416,246
282,139	Schrödinger, Inc. [1]	6,601,982	7,976,070
239,827	Snowflake, Inc., Cl A 1	38,234,408	36,638,371
129,415	Tesla, Inc. [1]	36,323,325	32,382,221
95,502	Zscaler, Inc. [1]	4,917,239	14,859,156

Total United States		201,570,932	272,460,885

Total Common Stocks		459,146,780	620,607,880

Shares		Cost	Value
Private Common Stocks (3.67%)
United States (3.67%)
299,761	Farmers Business Network, Inc. [1,2,4]	$12,250,006	$557,555
252,130	Space Exploration Technologies Corp., Cl A 1,2,4	11,571,518	18,882,016
75,250	Space Exploration Technologies Corp., Cl C 1,2,4	3,428,124	5,635,473

Total Private Common Stocks		27,249,648	25,075,044

Private Convertible Preferred Stocks (3.11%)
India (2.52%)
9,201	Think & Learn Private Limited, Series F 1,2,4	29,867,591	17,196,209

United States (0.59%)
69,926	Resident Home, Inc., Series B1 [1,2,4]	4,999,968	4,052,212

Total Private Convertible Preferred Stocks		34,867,559	21,248,421

Private Preferred Stocks (1.54%)
United States (1.54%)
461,004	GM Cruise Holdings, Cl G 1,2,4	12,147,455	10,478,621

Warrants (0.02%)
Israel (0.01%)
68,986	Innovid Corp., Exp. 12/31/2027 [1]	117,942	4,829
228,748	Taboola.com Ltd., Exp. 6/29/2026 [1]	417,100	98,339

Total Israel		535,042	103,168

Spain (0.01%)
502,360	Codere Online Luxembourg S.A. Private Shares, Exp. 11/30/2026 [1]	845,632	50,236

Total Warrants		1,380,674	153,404

Principal Amount
Short Term Investments (0.79%)
$5,368,869	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2023, 4.85% due 10/2/2023; Proceeds at maturity $5,371,039; (Fully Collateralized by $5,535,800 U.S. Treasury Note, 3.75% due 4/15/2026 Market value – $5,476,341) [3]	5,368,869	5,368,869

Total Investments (100.06%)		$540,160,985	682,932,239

Liabilities Less Cash and Other Assets (-0.06%)			(395,412)

Net Assets			$682,536,827

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2023, the market value of restricted and fair valued securities amounted to $58,596,942 or 8.59% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the market value of Rule 144A securities amounted to $15,798,506 or 2.31% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Global Advantage Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

Summary of Investments by Sector as of September 30, 2023	Percentage of Net Assets
Information Technology	47.9%
Consumer Discretionary	28.5%
Industrials	8.3%
Financials	7.4%
Health Care	7.1%
Materials	0.1%
Communication Services	0.0%^
Cash and Cash Equivalents*	0.7%

100.0%**

*	Includes short term investments.
**	Individual weights may not sum to 100% due to rounding.
^	Rounds to less than 0.1%.

See Notes to Portfolios of Investments.

Baron Real Estate Income Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.45%)
Consumer Discretionary (8.46%)
	Casinos & Gaming (3.12%)
43,978	Wynn Resorts Ltd.	$4,617,465	$4,064,007
	Home Improvement Retail (1.02%)
6,363	Lowe’s Companies, Inc.	1,431,434	1,322,486
	Homebuilding (3.31%)
58,165	Toll Brothers, Inc.	3,681,211	4,301,884
	Hotels, Resorts & Cruise Lines (1.01%)
35,777	Travel & Leisure Co.	1,384,157	1,314,089

Total Consumer Discretionary		11,114,267	11,002,466

Financials (3.73%)
	Asset Management & Custody Banks (3.73%)
105,925	Brookfield Corp.	3,375,334	3,312,275
46,081	Brookfield Asset Management Ltd., Cl A	1,428,368	1,536,340

Total Financials		4,803,702	4,848,615

Real Estate (80.93%)
	Data Center REITs (19.19%)
102,460	Digital Realty Trust, Inc.	11,445,347	12,399,709
17,296	Equinix, Inc.	12,128,156	12,561,393

		23,573,503	24,961,102

	Health Care REITs (10.00%)
74,205	Ventas, Inc.	3,384,379	3,126,257
120,572	Welltower, Inc.	9,119,754	9,877,258

		12,504,133	13,003,515

	Hotel & Resort REITs (1.91%)
308,524	DiamondRock Hospitality Co.	2,504,608	2,477,448

	Industrial REITs (20.96%)
106,235	Americold Realty Trust	3,349,811	3,230,606
16,806	EastGroup Properties, Inc.	2,465,890	2,798,703
84,413	First Industrial Realty Trust, Inc.	4,405,983	4,017,215
111,620	Prologis, Inc.	12,588,056	12,524,880
75,273	Rexford Industrial Realty, Inc.	3,974,076	3,714,723
17,085	Terreno Realty Corp.	956,831	970,428

		27,740,647	27,256,555

	Multi-Family Residential REITs (7.89%)
34,675	AvalonBay Communities, Inc.	6,329,285	5,955,085
73,300	Equity Residential	4,697,713	4,303,443

		11,026,998	10,258,528

	Office REITs (2.07%)
26,843	Alexandria Real Estate Equities, Inc.	3,046,639	2,686,984

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)

	Other Specialized REITs (0.88%)
39,429	VICI Properties, Inc.	$1,263,097	$1,147,384

	Retail REITs (1.54%)
88,725	Tanger Factory Outlet Centers, Inc.	1,852,390	2,005,185

	Self Storage REITs (5.92%)
58,253	CubeSmart	2,441,809	2,221,187
27,816	Extra Space Storage, Inc.	3,974,948	3,381,869
7,941	Public Storage	2,034,155	2,092,612

		8,450,912	7,695,668
	Single-Family Residential REITs (10.57%)
191,351	American Homes 4 Rent, Cl A	6,478,264	6,446,615
230,319	Invitation Homes, Inc.	7,513,388	7,298,809

		13,991,652	13,745,424

Total Real Estate		105,954,579	105,237,793

Utilities (0.33%)
	Multi-Utilities (0.33%)
12,016	Brookfield Infrastructure Corp., Cl A [2]	457,283	424,646

Total Common Stocks		122,329,831	121,513,520

Principal Amount
Short Term Investments (5.29%)
$6,883,155	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2023, 4.85% due 10/2/2023; Proceeds at maturity $6,885,937; (Fully Collateralized by $7,738,000 U.S. Treasury Note, 0.75% due 3/31/2026 Market value – $7,020,867) [3]	6,883,155	6,883,155

Total Investments (98.74%)		$129,212,986	128,396,675

Cash and Other Assets Less Liabilities (1.26%)			1,642,905

Net Assets			$130,039,580

%	Represents percentage of net assets.
[1]	Foreign corporation.
[2]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Health Care Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.59%)
Health Care (93.59%)
	Biotechnology (17.10%)
50,000	Arcellx, Inc. [1]	$1,843,632	$1,794,000
18,455	argenx SE, ADR [1,2]	5,943,301	9,073,032
25,000	Cytokinetics, Incorporated [1]	918,318	736,500
10,000	Genmab A/S, ADR [1,2]	340,316	352,700
79,700	Legend Biotech Corp., ADR [1,2]	4,716,644	5,353,449
261,254	Rocket Pharmaceuticals, Inc. [1]	4,842,850	5,353,094
23,000	Vertex Pharmaceuticals, Incorporated [1]	5,946,486	7,998,020
100,100	Xenon Pharmaceuticals, Inc. [1,2]	3,651,406	3,419,416

		28,202,953	34,080,211

	Health Care Distributors (2.36%)
10,800	McKesson Corp.	2,651,423	4,696,380

	Health Care Equipment (16.92%)
112,300	Boston Scientific Corp. [1]	5,922,813	5,929,440
67,924	DexCom, Inc. [1]	7,119,638	6,337,309
6,995	IDEXX Laboratories, Inc. [1]	2,933,296	3,058,704
19,736	Inspire Medical Systems, Inc. [1]	3,262,019	3,916,412
9,565	Insulet Corp. [1]	2,270,025	1,525,522
30,233	Intuitive Surgical, Inc. [1]	7,267,519	8,836,803
1,387,480	Opsens, Inc. (Canada) [1,2]	2,019,084	1,808,091
11,600	Shockwave Medical, Inc. [1]	2,127,522	2,309,560

		32,921,916	33,721,841

	Health Care Facilities (2.26%)
18,300	HCA Healthcare, Inc.	4,144,545	4,501,434

	Health Care Supplies (3.72%)
128,000	Neogen Corp. [1]	2,420,635	2,373,120
15,850	The Cooper Companies, Inc.	5,478,798	5,040,458

		7,899,433	7,413,578
	Health Care Technology (1.97%)
15,000	Schrödinger, Inc. [1]	312,233	424,050
17,250	Veeva Systems, Inc., Cl A [1]	3,331,767	3,509,512

		3,644,000	3,933,562

	Life Sciences Tools & Services (17.40%)
49,000	Bio-Techne Corporation	3,919,444	3,335,430
11,800	Danaher Corp.	3,135,819	2,927,580
40,000	Exact Sciences Corp. [1,3]	2,735,175	2,728,800
18,200	ICON plc [1,2]	3,689,560	4,481,750
3,610	Mettler-Toledo International, Inc. [1]	4,090,788	4,000,133
9,000	Repligen Corp. [1]	1,491,499	1,431,090
81,631	Stevanato Group SpA [1,2]	1,923,580	2,426,073
17,749	Thermo Fisher Scientific, Inc.	8,573,805	8,984,011
11,650	West Pharmaceutical Services, Inc.	3,438,733	4,371,197

		32,998,403	34,686,064

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (12.54%)
6,700	Elevance Health, Inc.	$2,975,916	$2,917,314
6,425	Humana, Inc.	2,788,059	3,125,891
37,572	UnitedHealth Group, Incorporated	13,933,454	18,943,427

		19,697,429	24,986,632

	Pharmaceuticals (19.32%)
80,000	AstraZeneca PLC, ADR [2]	4,902,730	5,417,600
34,592	Eli Lilly & Co.	8,224,141	18,580,401
87,400	Merck & Co., Inc.	8,188,605	8,997,830
31,700	Zoetis, Inc.	4,884,224	5,515,166

		26,199,700	38,510,997

Total Common Stocks		158,359,802	186,530,699

Principal Amount
Short Term Investments (6.41%)
$12,767,305	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2023, 4.85% due 10/2/2023; Proceeds at maturity $12,772,465; (Fully Collateralized by $14,352,900 U.S. Treasury Note, 0.75% due 3/31/2026 Market value – $13,022,720) [4]	12,767,305	12,767,305

Total Investments (100.00%)		$171,127,107	199,298,004

Cash and Other Assets Less Liabilities (0.00%)			4,930

Net Assets			$199,302,934

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron FinTech Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.57%)
Consumer Discretionary (3.38%)
	Broadline Retail (3.38%)
1,400	MercadoLibre, Inc. [1]	$2,084,586	$1,775,032

Financials (66.32%)
	Asset Management & Custody Banks (2.71%)
2,200	BlackRock, Inc.	1,792,940	1,422,278

	Diversified Banks (1.38%)
100,000	NU Holdings Ltd., Cl A [1,2]	777,244	725,000

	Diversified Financial Services (3.94%)
23,000	Apollo Global Management, Inc.	1,683,361	2,064,480

	Financial Exchanges & Data (20.74%)
5,600	CME Group, Inc.	1,170,111	1,121,232
3,700	FactSet Research Systems, Inc.	1,549,393	1,617,862
4,300	Moody’s Corp.	1,526,122	1,359,531
5,100	Morningstar, Inc.	1,114,127	1,194,624
3,300	MSCI, Inc.	1,460,004	1,693,164
6,500	S&P Global, Inc.	2,561,753	2,375,165
19,000	Tradeweb Markets, Inc., Cl A	1,567,302	1,523,800

		10,948,812	10,885,378

	Insurance Brokers (0.44%)
10,000	BRP Group, Inc., Cl A [1]	286,809	232,300

	Investment Banking & Brokerage (8.91%)
11,000	Houlihan Lokey, Inc.	843,251	1,178,320
10,200	Interactive Brokers Group, Inc., Cl A	815,412	882,912
8,000	LPL Financial Holdings, Inc.	1,383,440	1,901,200
13,000	The Charles Schwab Corp.	972,539	713,700

		4,014,642	4,676,132

	Property & Casualty Insurance (7.10%)
10,500	Arch Capital Group Ltd. [1,2]	855,068	836,955
2,600	Kinsale Capital Group, Inc.	458,703	1,076,738
13,000	The Progressive Corp.	1,581,601	1,810,900

		2,895,372	3,724,593
	Transaction & Payment Processing Services (21.10%)
14,000	Block, Inc. [1]	2,535,138	619,640
13,000	Fiserv, Inc. [1]	1,385,192	1,468,480
9,000	Global Payments, Inc.	1,133,471	1,038,510
5,700	Jack Henry & Associates, Inc.	948,461	861,498
6,700	MasterCard, Incorporated, Cl A	2,318,807	2,652,597
6,500	Paymentus Holdings, Inc., Cl A [1]	140,111	107,900
14,000	Repay Holdings Corporation [1]	275,620	106,260
11,200	Visa, Inc., Cl A	2,382,161	2,576,112
3,200	WEX, Inc. [1]	636,784	601,888
125,000	Wise PLC, Cl A (United Kingdom) [1,2,3]	1,445,918	1,042,420

		13,201,663	11,075,305

Total Financials		35,600,843	34,805,466

Shares		Cost	Value
Common Stocks (continued)
Industrials (5.39%)
	Research & Consulting Services (5.39%)
2,300	Equifax, Inc.	$491,672	$421,314
12,500	TransUnion	1,202,735	897,375
6,400	Verisk Analytics, Inc.	1,229,237	1,511,936

Total Industrials		2,923,644	2,830,625

Information Technology (22.02%)
	Application Software (13.29%)
12,000	Alkami Technology, Inc. [1]	304,549	218,640
4,400	Bill.Com Holdings, Inc. [1]	529,611	477,708
20,000	Clearwater Analytics Holdings, Inc., Cl A [1]	484,321	386,800
2,300	Fair Isaac Corp. [1]	1,088,254	1,997,619
12,500	Guidewire Software, Inc. [1]	1,403,950	1,125,000
5,200	Intuit, Inc.	2,005,625	2,656,888
3,500	nCino, Inc. [1]	246,975	111,300

		6,063,285	6,973,955

	Internet Services & Infrastructure (1.25%)
12,000	Shopify, Inc., Cl A [1,2]	1,697,734	654,840

	IT Consulting & Other Services (7.48%)
4,500	Accenture plc, Cl A [2]	1,229,138	1,381,995
35,000	CI&T, Inc., Cl A [1,2]	517,710	227,500
19,000	Endava plc, ADR [1,2]	1,366,854	1,089,650
6,200	Globant S.A. [1,2]	1,545,350	1,226,670

		4,659,052	3,925,815

Total Information Technology		12,420,071	11,554,610

Real Estate (1.46%)
	Real Estate Services (1.46%)
10,000	CoStar Group, Inc. [1]	863,804	768,900

Total Common Stocks		53,892,948	51,734,633

Principal Amount
Short Term Investments (1.07%)

$561,736	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2023, 4.85% due 10/2/2023; Proceeds at maturity $561,963; (Fully Collateralized by $579,200 U.S. Treasury Note, 3.75% due 4/15/2026 Market value –$572,979) [3]	561,736	561,736

Total Investments (99.64%)		$54,454,684	52,296,369

Cash and Other Assets Less Liabilities (0.36%)			188,576

Net Assets			$52,484,945

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron New Asia Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (91.61%)

China (29.32%)
2,039	Alibaba Group Holding Limited, ADR [1]	$224,450	$176,863
349	Baidu, Inc., ADR [1]	52,572	46,888
838	Baidu, Inc., Cl A 1,2	13,648	14,104
15,075	China Mengniu Dairy Co. Ltd. [2]	59,004	50,283
11,028	Estun Automation Co. Ltd., Cl A 2	41,227	33,384
7,916	Full Truck Alliance Co. Ltd., ADR [1]	56,352	55,729
7,911	Galaxy Entertainment Group Ltd. [1,2]	51,669	47,336
1,000	Glodon Co. Ltd. [2]	4,370	3,203
5,902	Glodon Co. Ltd., Cl A (Hong Kong) [2]	30,513	18,905
465	JD.com, Inc., ADR	17,712	13,545
6,889	Jiangsu Hengli Hydraulic Co. Ltd., Cl A 2	60,531	60,418
2,308	Kanzhun Ltd., ADR [1]	40,059	35,012
36,038	Kingdee International Software Group Co. Ltd. [1,2]	67,027	44,106
12,357	Kingsoft Corp. Ltd. [2]	53,908	44,526
171	Kweichow Moutai Co. Ltd., Cl A 2	44,790	42,410
15,182	Lufax Holding Ltd., ADR	46,566	16,093
7,028	Midea Group Co., Ltd., Cl A 2	71,046	53,613
14,677	NARI Technology Co. Ltd., Cl A 2	52,708	44,656
566	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 2	28,379	21,032
3,239	Shenzhou International Group Holdings Ltd. [2]	33,699	30,802
4,648	Tencent Holdings Limited, ADR	241,224	179,738
8,487	Venustech Group, Inc., Cl A 2	35,262	32,804
1,160	Wuliangye Yibin Co. Ltd., Cl A 2	30,272	24,997
1,512	Yum China Holdings, Inc. [2]	88,213	84,624
4,753	Yunnan Baiyao Group Co. Ltd., Cl A 2	46,195	34,757
1,180	Zai Lab Limited, ADR [1]	77,414	28,686

Total China		1,568,810	1,238,514

France (0.60%)
153	Pernod Ricard SA 2	34,222	25,473

Hong Kong (3.01%)
6,102	AIA Group Ltd. [2]	66,495	49,348
14,963	Budweiser Brewing Co. APAC Ltd., 144A 2	40,631	29,405
592	Hong Kong Exchanges & Clearing Ltd. [2]	33,138	21,971
2,755	Techtronic Industries Co. Ltd.[2]	44,656	26,596

Total Hong Kong		184,920	127,320

India (35.50%)
3,704	360 ONE WAM Ltd. [2]	20,342	22,344
4,904	Aarti Pharmalabs Ltd. [1]	19,122	27,280
1,120	Amber Enterprises India Ltd. [1]	34,412	40,149
402	Apollo Hospitals Enterprise Ltd. [2]	26,281	24,823
1,634	Bajaj Finance Limited [2]	141,438	153,267
7,639	Bharti Airtel Ltd. [2]	72,046	85,070
2,074	Cholamandalam Investment & Finance Co. Ltd. [2]	28,983	30,337
621	Divi’s Laboratories Ltd. [2]	42,040	28,092

Shares		Cost	Value
Common Stocks (continued)
India (continued)
552	Dixon Technologies India Ltd. [2]	$33,083	$35,065
7,042	Godrej Consumer Products Ltd. [1,2]	87,152	84,007
2,914	Godrej Properties Ltd. [1,2]	59,319	54,377
3,873	HDFC Bank Ltd. [2]	75,535	71,030
8,450	Jio Financial Services Ltd. [1]	23,216	23,526
24,738	JM Financial Limited [2]	21,648	25,677
5,194	Jubilant FoodWorks Ltd. [2]	47,457	33,247
1,210	Mahindra & Mahindra Ltd. [2]	22,395	22,595
2,538	Max Financial Services Ltd. [1,2]	37,467	27,756
4,964	Max Healthcare Institute Ltd. [2]	34,901	33,909
2,249	Neogen Chemicals Ltd. [2]	34,982	47,554
308	PI Industries Ltd. [2]	13,053	12,793
3,394	Reliance Industries Limited [2]	96,525	95,557
4,488	SBI Life Insurance Company Limited, 144A 2	72,504	70,399
3,765	Tata Communications Ltd. [2]	66,975	87,485
554	Tata Consultancy Services Ltd. [2]	23,385	23,458
4,298	Tata Consumer Products Ltd. [2]	43,687	45,301
1,851	Titan Co. Ltd. [2]	56,095	70,018
3,604	Trent Ltd. [2]	72,481	90,080
715	Tube Investments of India Ltd. [2]	25,719	25,659
89,363	Zomato Ltd. [1,2]	98,581	108,844

Total India		1,430,824	1,499,699

Indonesia (1.82%)
226,900	Bank Rakyat Indonesia (Persero) Tbk PT 2	66,793	76,631

Japan (2.72%)
440	Hoya Corp. [2]	61,199	45,064
97	Keyence Corporation [2]	52,421	35,873
249	Tokyo Electron Limited [2]	36,123	34,011

Total Japan		149,743	114,948

Korea, Republic of (10.95%)
3,374	Coupang, Inc., Cl A 1	47,753	57,358
477	HD Hyundai Heavy Industries Co. Ltd. [1,2]	38,751	42,778
991	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,2]	78,153	81,447
872	Korea Aerospace Industries Ltd. [2]	29,593	31,475
4,062	Samsung Electronics Co., Ltd. [2]	225,446	205,351
50	Samsung SDI Co. Ltd. [2]	28,476	18,895
299	SK Hynix, Inc. [2]	25,470	25,315

Total Korea, Republic of		473,642	462,619

Taiwan (7.69%)
5,878	Delta Electronics, Inc. [2]	49,656	59,203
5,121	Taiwan Semiconductor Manufacturing Co. Ltd. [2]	88,911	83,504
2,097	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	199,789	182,229

Total Taiwan		338,356	324,936

Total Common Stocks		4,247,310	3,870,140

See Notes to Portfolios of Investments.

Baron New Asia Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (10.08%)

$426,026	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2023, 4.85% due 10/2/2023; Proceeds at maturity $426,198; (Fully Collateralized by $479,000 U.S. Treasury Note, 0.75% due 3/31/2026 Market value – $434,608) [2]	$426,026	$426,026

Total Investments (101.69%)		$4,673,336	4,296,166

Liabilities Less Cash and Other Assets (-1.69%)			(71,598)

Net Assets			$4,224,568

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration pursuant to Rule 144A under the

Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the market value of Rule 144A securities amounted to $99,804 or 2.36% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2023	Percentage of Net Assets
Consumer Discretionary	21.1%
Information Technology	18.1%
Financials	13.9%
Communication Services	11.7%
Industrials	8.9%
Consumer Staples	7.1%
Health Care	5.8%
Energy	2.3%
Materials	1.4%
Real Estate	1.3%
Cash and Cash Equivalents*	8.4%

100.0%**

*	Includes short term investments.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Technology Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.93%)
Communication Services (8.23%)
	Advertising (1.01%)
907	The Trade Desk, Inc., Cl A [1]	$71,064	$70,882

	Interactive Home Entertainment (0.99%)
496	Take-Two Interactive Software, Inc. [1]	72,912	69,633

	Interactive Media & Services (6.23%)
531	Alphabet, Inc., Cl C [1]	69,508	70,012
813	Meta Platforms, Inc., Cl A [1]	134,126	244,071
1,624	Tencent Holdings Ltd. (Hong Kong) [2,4]	75,415	62,953
3,780	ZoomInfo Technologies, Inc. [1]	130,528	61,992

		409,577	439,028

Total Communication Services		553,553	579,543

Consumer Discretionary (17.66%)
	Automobile Manufacturers (7.64%)
4,000	Rivian Automotive, Inc., Cl A [1]	59,041	97,120
1,763	Tesla, Inc. [1]	446,657	441,138

		505,698	538,258

	Automotive Parts & Equipment (1.01%)
1,709	Mobileye Global, Inc., Cl A [1]	67,616	71,009

	Broadline Retail (8.07%)
4,468	Amazon.com, Inc. [1]	634,904	567,972

	Hotels, Resorts & Cruise Lines (0.94%)
9,750	eDreams ODIGEO SA (Spain) [1,2,4]	85,429	66,580

Total Consumer Discretionary		1,293,647	1,243,819

Financials (2.50%)
	Transaction & Payment Processing Services (2.50%)
229	MasterCard, Incorporated, Cl A	84,993	90,663
371	Visa, Inc., Cl A	82,135	85,334

Total Financials		167,128	175,997

Industrials (2.88%)
	Human Resource & Employment Services (2.88%)
2,985	Ceridian HCM Holding, Inc. [1]	238,270	202,532

Information Technology (63.77%)
	Application Software (11.02%)
207	Atlassian Corp. Ltd., Cl A [1,2]	62,227	41,713
1,551	Gitlab, Inc., Cl A [1,3]	64,404	70,136
199	HubSpot, Inc. [1]	106,284	98,008
376	Intuit, Inc.	201,447	192,113
324	ServiceNow, Inc. [1,3]	178,280	181,103
897	Workday, Inc., Cl A [1]	201,628	192,720

		814,270	775,793

	Electronic Equipment & Instruments (1.40%)
2,551	PAR Technology Corp. [1]	111,309	98,315

	Internet Services & Infrastructure (1.28%)
1,652	Shopify, Inc., Cl A [1,2]	139,918	90,150

	IT Consulting & Other Services (2.09%)
429	Gartner, Inc. [1]	142,622	147,409

	Semiconductor Materials & Equipment (4.48%)
204	ASML Holding N.V. [2]	134,265	120,087
674	BE Semiconductor Industries NV (Netherlands) [2,4]	78,394	65,921
206	Lam Research Corp.	127,773	129,115

		340,432	315,123

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Semiconductors (23.53%)
2,317	Advanced Micro Devices, Inc. [1]	$253,113	$238,234
700	ARM Holdings PLC, ADR [1,2]	35,700	37,464
173	Broadcom, Inc.	121,688	143,690
17,726	indie Semiconductor, Inc., Cl A [1]	138,400	111,674
3,293	Marvell Technology, Inc.	171,841	178,250
130	Monolithic Power Systems, Inc.	54,045	60,060
1,613	NVIDIA Corp.	519,476	701,639
5,666	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) [2,4]	118,454	92,391
1,072	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	97,751	93,157

		1,510,468	1,656,559
	Systems Software (15.07%)
1,101	Cloudflare, Inc., Cl A [1,3]	51,390	69,407
919	Crowdstrike Holdings, Inc., Cl A [1]	151,298	153,822
719	Datadog, Inc., Cl A [1,3]	57,721	65,494
1,509	Dynatrace, Inc. [1,3]	72,400	70,515
2,224	Microsoft Corporation	724,288	702,228

		1,057,097	1,061,466

	Technology Hardware, Storage & Peripherals (4.90%)
2,017	Apple, Inc.	357,759	345,331

Total Information Technology		4,473,875	4,490,146

Real Estate (1.89%)
	Real Estate Services (1.89%)
1,732	CoStar Group, Inc. [1]	136,974	133,174

Total Common Stocks		6,863,447	6,825,211

Principal Amount
Short Term Investments (4.19%)
$294,952	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2023, 4.85% due 10/2/2023; Proceeds at maturity $295,071; (Fully Collateralized by $304,200 U.S. Treasury Note, 3.75% due 4/15/2026 Market value – $300,933) [4]	294,952	294,952

Total Investments (101.12%)		$7,158,399	7,120,163

Liabilities Less Cash and Other Assets (-1.12%)			(79,019)

Net Assets			$7,041,144

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Select Funds	September 30, 2023

NOTES TO PORTFOLIO OF INVESTMENTS

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series (individually, a Fund and collectively, the Funds): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund. Baron WealthBuilder Fund is presented in a separate report.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Advantage Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron FinTech Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Baron New Asia Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities located in Asia, but including all other developed, developing, and frontier countries in the Asian region.

Baron Technology Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of U.S and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange ) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

Baron Select Funds	September 30, 2023

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, Inc. (“Tesla”), 47% and 13%, respectively, of these Fund’s net assets as of September 30, 2023, the NAVs of the Funds will be materially impacted by the price of Tesla stock.

d) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

e) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, which represent about 47% and 13%, respectively, of these Funds’ net assets as of September 30, 2023, the Funds will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

Baron Select Funds	September 30, 2023

f) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

g) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at September 30, 2023.

h) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at September 30, 2023, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

i) Master Limited Partnerships. The Funds may invest in master limited partnerships (MLPs). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

j) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (SPAC) in an initial public offering (IPO), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

k) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 or Level 3 in the fair value hierarchy depending on the significance of the unobservable inputs. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

Baron Select Funds	September 30, 2023

l) Russia and Ukraine Risk. Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the U.S. and/or other countries. Such sanctions – which may impact companies in many sectors, including energy, financial services and defense, among others – may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

3. RESTRICTED SECURITIES

At September 30, 2023, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2023, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$188,611,963
StubHub Holdings, Inc.	12/22/2021	37,919,958
X Holdings I, Inc.	5/4/2022	44,490,000
Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	7,741,224
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	414,783,367

Total Restricted Securities:		$693,546,512

(Cost $246,093,669)† (10.73% of Net Assets)
	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$57,870,499
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-12/3/2021	30,230,384

Total Restricted Securities:		$88,100,883

(Cost $39,949,596)† (7.70% of Net Assets)
	Baron International Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	1/24/2017-10/29/2021	$293

Total Restricted Securities:
(Cost $1,650,983) (0.00% of Net Assets)*
	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Codere Online Luxembourg, S.A.	12/10/2020	$5,963,967
Fix Price Group Ltd.	3/5/2021	221,999
Sberbank of Russia PJSC	2/11/2016	10,769
Private Common Stocks
Pine Labs PTE. Ltd.	5/17/2021	66,794,501
Private Convertible Preferred Stocks
Bundl Technologies Private Ltd.	1/3/2022	74,437,574
Think & Learn Private Limited	3/31/2021	28,658,480

Total Restricted Securities:		$176,087,290

(Cost $270,801,530)† (3.88 % of Net Assets)

†	See Portfolio of Investments for cost of individual securities.
*	Less than 0.01%.

Baron Select Funds	September 30, 2023

	Baron Global Advantage Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Codere Online Luxembourg, S.A.	12/10/2020	$1,794,856
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	557,555
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	24,517,489
Private Convertible Preferred Stocks
Resident Home, Inc.	12/3/2020	4,052,212
Think & Learn Private Limited	3/31/2021	17,196,209
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	10,478,621

Total Restricted Securities:		$58,596,942

(Cost $79,770,022)† (8.59% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,717,875,006	$—	$—	$6,717,875,006
Private Common Stocks†	—	—	271,021,921	271,021,921
Private Convertible Preferred Stocks	—	—	7,741,224	7,741,224
Private Preferred Stocks	—	—	414,783,367	414,783,367
Short Term Investments	—	272,021	—	272,021

Total Investments	$6,717,875,006	$272,021	$693,546,512	$7,411,693,539

†	See Portfolio of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2023

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,030,174,441	$—	$—	$1,030,174,441
Private Common Stocks	—	—	57,870,499	57,870,499
Private Preferred Stocks	—	—	30,230,384	30,230,384
Short Term Investments	—	24,115,119	—	24,115,119

Total Investments	$1,030,174,441	$24,115,119	$88,100,883	$1,142,390,443

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$159,061,572	$284,695,898	$293	$443,757,763
Rights	5,102	—	—	5,102
Warrants†	24,395	—	—	24,395
Short Term Investments	—	35,613,255	—	35,613,255

Total Investments	$159,091,069	$320,309,153	$293	$479,400,515

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,379,462,712	$—	$—	$1,379,462,712
Short Term Investments	—	108,286,243	—	108,286,243

Total Investments	$1,379,462,712	$108,286,243	$—	$1,487,748,955

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,238,843,533	$2,841,497,520	$6,196,735	$4,086,537,788
Private Common Stocks	—	—	66,794,501	66,794,501
Private Convertible Preferred Stocks†	—	—	103,096,054	103,096,054
Rights	102,687			102,687
Warrants	1,326	—	—	1,326
Short Term Investments	—	267,083,131	—	267,083,131

Total Investments	$1,238,947,546	$3,108,580,651	$176,087,290	$4,523,615,487

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$524,526,998	$94,286,026	1,794,856	$620,607,880
Private Common Stocks†	—	—	25,075,044	25,075,044
Private Convertible Preferred Stocks†	—	—	21,248,421	21,248,421
Private Preferred Stocks	—	—	10,478,621	10,478,621
Warrants†	153,404	—	—	153,404
Short Term Investments	—	5,368,869	—	5,368,869

Total Investments	$524,680,402	$99,654,895	$58,596,942	$682,932,239

†	See Portfolio of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2023

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$121,513,520	$—	$—	$121,513,520
Short Term Investments	—	6,883,155	—	6,883,155

Total Investments	$121,513,520	$6,883,155	$—	$128,396,675

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$186,530,699	$—	$—	$186,530,699
Short Term Investments	—	12,767,305	—	12,767,305

Total Investments	$186,530,699	$12,767,305	$—	$199,298,004

	Baron FinTech Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$50,692,213	$1,042,420	$—	$51,734,633
Short Term Investments	—	561,736	—	561,736

Total Investments	$50,692,213	$1,604,156	$—	$52,296,369

	Baron New Asia Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$883,096	$2,987,044	$—	$3,870,140
Short Term Investments	—	426,026	—	426,026

Total Investments	$883,096	$3,413,070	$—	$4,296,166

	Baron Technology Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,537,366	$287,845	$—	$6,825,211
Short Term Investments	—	294,952	—	294,952

Total Investments	$6,537,366	$582,797	$—	$7,120,163

†	See Portfolio of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2023

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2023
Private Common Stocks
Communication Services[1]	$64,260,385	$—	$—	$18,149,573	$—	$—	$—	$—	$82,409,958	$18,149,573
Industrials	185,269,761	—	—	3,342,202	—	—	—	—	188,611,963	3,342,202
Private Convertible Preferred Stocks
Industrials	7,651,108	—	—	90,116	—	—	—	—	7,741,224	90,116
Private Preferred Stocks
Industrials	407,449,715	—	—	7,333,652	—	—	—	—	414,783,367	7,333,652

Total	$664,630,969	$—	$—	$28,915,543	$—	$—	$—	$—	$693,546,512	$28,915,543

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2023
Private Common Stocks
Industrials	$56,845,034	$—	$—	$1,025,465	$—	$—	$—	$—	$57,870,499	$1,025,465
Private Preferred Stocks
Industrials	29,695,891	—	—	534,493	—	—	—	—	30,230,384	534,493

Total	$86,540,925	$—	$—	$1,559,958	$—	$—	$—	$—	$88,100,883	$1,559,958

	Baron International Growth Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2023
Common Stocks
Russia	$383	$—	$—	$(6,205)	$6,115	$—	$—	$—	$293	$(6,205)

See Footnotes on next page.

Baron Select Funds	September 30, 2023

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30 2023
Common Stocks
India[2]	$4,695,422	$—	$—	$69,475	$—	$—	$—	$(4,764,897)	$—	$—
Russia	973,717	—	(103,126,958)	138,235,565	466,134	(36,315,690)	—	—	232,768	24,445,209
Spain[3]	895,880	—	—	(241,285)	—	—	5,309,372	—	5,963,967	376,930
Private Common Stocks
India	62,888,509	—	—	3,905,992	—	—	—	—	66,794,501	3,905,992
Private Convertible Preferred Stocks
India	124,493,494	—	—	(21,397,440)	—	—	—	—	103,096,054	(21,397,440)

Total	$193,947,022	$—	$(103,126,958)	$120,572,307	$466,134	$(36,315,690)	$5,309,372	$(4,764,897)	$176,087,290	$7,330,691

	Baron Global Advantage Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2023
Common Stocks
Spain[3]	$292,283	$—	$38,840	$(104,619)	$—	$(38,947)	$1,607,299	$—	$1,794,856	$335,717
Private Common Stocks
United States	24,083,038	—	—	434,451	—	—	557,555[4]	—	25,075,044	(12,181,589)
Private Convertible Preferred Stocks
India	44,144,184	—	—	(26,947,975)	—	—	—	—	17,196,209	(26,947,975)
United States	14,339,262	—	—	(9,729,495)	—	—	—	(557,555)[4]	4,052,212	2,886,545
Private Preferred Stocks
United States	11,087,146	—	—	(608,525)	—	—	—	—	10,478,621	(608,525)

Total	$93,945,913	$—	$38,840	$(36,956,163)	$—	$(38,947)	$2,164,854	(557,555)	$58,596,942	$(36,515,827)

	Baron New Asia Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2023
Common Stocks
India[2]	$5,070	$—	$—	$75	$—	$—	$—	$(5,145)	$—	$—

[1]	The GICS sector reclassification for StubHub Holdings, Inc. from Consumer Discretionary to Communication Services occurred on March 17, 2023.
[2]	Aarti Pharmalabs Ltd. commenced trading on an exchange as of January 30, 2023.
[3]	Codere Online Luxembourg S.A. Founders shares transferred into Level 3 due to restriction on September 29, 2023.
[4]	Farmers Business Network, Inc. private preferred stock conversion to private common stock occurred on September 28, 2023.

Baron Select Funds	September 30, 2023

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of September 30, 2023 were as follows:

Baron Partners Fund

Sector	Company	Fair Value as of September 30, 2023	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2023	Range used on September 30, 2023	Impact to Valuation from an Increase in Input*
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$37,919,958	Combination of valuation using multiples, current value via comparable companies, option- pricing, and scenario analysis methods	Enterprise Value / EBITDA Multiple	17.9x%	10.3x – 21.5x	Increase
				Change in the composite equity index of comparable companies	(0.10)%	(0.78)% – 1.30%	Increase
				Discount for lack of marketability	11.45%	8.98% – 11.58%	Decrease
				Estimated volatility of the returns of equity[1]	44.78%	28.12% – 53.38%	Decrease
				Scenario Probabilities: Scenario A / Scenario B / Scenario C2	95% / 4% / 1%	1% – 95%	n/a
Private Common Stocks: Communication Services	X Holdings I, Inc.	$44,490,000	Combination of valuation using multiples and option-pricing methods	Enterprise Value / Free Cash Flow Multiple	28.8x	20.5x – 37.3x	Increase
				Discount for lack of marketability	26.33%	26.33%	Decrease
				Estimated volatility of the returns of equity[3]	66.80%	31.52% – 85.33%	Decrease
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$188,611,963	Combination of transaction price and current value via comparable companies	Observed Transaction Price	$81.00	$81.00	Increase
				Change in the composite equity index of comparable companies	0.43%	(1.12)% – 3.28%	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$414,783,367	Combination of transaction price and current value via comparable companies	Observed Transaction Price	$810.00	$810.00	Increase
				Change in the composite equity index of comparable companies	0.43%	(1.12)% – 3.28%	Increase
Private Convertible Preferred Stocks: Industrials	Northvolt AB	$7,741,224	Combination of transaction price, current value via comparable companies, and option-pricing methods	Observed Transaction Price	$0.37	$0.37	Increase
				Change in the composite equity index of comparable companies	0.65%	(3.00)% – 3.17%	Increase
				Discount for lack of marketability	12.54%	12.54%	Decrease
				Estimated volatility of the returns of equity[7]	54.16%	28.17% – 82.62%	Decrease

See Footnotes on page 31.

Baron Select Funds	September 30, 2023

Baron Focused Growth Fund

Sector	Company	Fair Value as of September 30, 2023	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2023	Range used on September 30, 2023	Impact to Valuation from an Increase in Input*
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$57,870,499	Combination of transaction price and current value via comparable companies	Observed Transaction Price	$81.00	$81.00	Increase
				Change in the composite equity index of comparable companies	0.43%	(1.12)% – 3.28%	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$30,230,384	Combination of transaction price and current value via comparable companies	Observed Transaction Price	$810.00	$810.00	Increase
				Change in the composite equity index of comparable companies	0.43%	(1.12)% – 3.28%	Increase

Baron Emerging Markets Fund

Sector	Company	Fair Value as of September 30, 2023	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2023	Range used on September 30, 2023	Impact to Valuation from an Increase in Input*
Private Common Stocks: Financials	Pine Labs PTE. Ltd.	$66,794,501	Combination of transaction price, current value via comparable companies, scenario analysis, and option- pricing methods	Observed Transaction Price	$609.30	$609.30	Increase
				Change in the composite equity index of comparable companies	0.65%	0% – 0.71%	Increase
				Discount for lack of marketability	6.34%	6.34%	Decrease
				Estimated volatility of the returns of equity[4]	17.41%	14.60% – 42.62%	Decrease
				Scenario Probabilities: Scenario A / Scenario B5	100% / 0%	0% – 100%	n/a
Private Convertible Preferred Stocks: Consumer Discretionary	Bundl Technologies Private Ltd.	$74,437,574	Combination of transaction price, current value via comparable companies, scenario analysis, and option- pricing methods	Observed Transaction Price	INR 492,430.00	INR 492,430.00	Increase
				Change in the composite equity index of comparable companies	1.04%	(1.33)% – 1.59%	Increase
				Discount for lack of marketability	2.44%	2.44%	Decrease
				Estimated volatility of the returns of equity[4]	26.11%	7.99% – 35.53%	Decrease
				Scenario Probabilities: Scenario A / Scenario B5	100% / 0%	0% – 100%	n/a
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$28,658,480	Combination of transaction price, current value via comparable companies, and option-pricing methods	Observed Transaction Price	INR 377,469.58	INR 377,469.58	Increase
				Change in the composite equity index of comparable companies	0.00%	0.00%	Increase until limit
				Discount for lack of marketability	8.87%	8.87%	Decrease
				Estimated volatility of the returns of equity[4]	21.28%	14.60% – 120.46%	Decrease

See Footnotes on page 31.

Baron Select Funds	September 30, 2023

Baron Global Advantage Fund

Sector	Company	Fair Value as of September 30, 2023	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2023	Range used on September 30, 2023	Impact to Valuation from an Increase in Input*
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$24,517,489	Combination of transaction price and current value via comparable companies	Observed Transaction Price	$81.00	$81.00	Increase
				Change in the composite equity index of comparable companies	0.43%	(1.12)% – 3.28%	Increase
Private Common Stocks: Materials	Farmers Business Network, Inc.	$557,555	Scenario analysis	Public Markets Event Scenario Probabilities[6]	9.1%	8% – 10%	n/a
				Liquidity Scenario Probabilities: Scenario A / Scenario B5	50.00%	50% – 50%	n/a
Private Convertible Preferred Stocks: Consumer Discretionary	Resident Home, Inc.	$4,052,212	Combination of third-party valuation, current value via comparable companies, option-pricing, and scenario analysis methods	Third-Party Valuation	$50.27	$50.27	Increase
				Change in the composite equity index of comparable companies	1.92%	(0.80)% – 3.64%	Increase
				Discount for lack of marketability	17.91%	17.91%	Decrease
				Estimated volatility of the returns of equity[1]	68.64%	37.14% – 85.35%	Decrease
				Scenario Probabilities: Scenario A / Scenario B5	75% /25%	25% – 75%	n/a
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$17,196,209	Combination of transaction price, current value via comparable companies, and option-pricing methods	Observed Transaction Price	INR 377,469.58	INR 377,469.58	Increase
				Change in the composite equity index of comparable companies	0.00%	0.00%	Increase until limit
				Discount for lack of marketability	8.87%	8.87%	Decrease
				Estimated volatility of the returns of equity[4]	21.28%	14.60% – 120.46%	Decrease
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$10,478,621	Combination of transaction price, option-pricing, and scenario analysis methods	Observed Transaction Price	$23.56	$23.56	Increase
				Discount for lack of marketability	8.53%	8.53%	Decrease
				Estimated volatility of the returns of equity[4]	32.96%	25.36% – 76.73%	Decrease
				Scenario Probabilities: Scenario A / Scenario B5	70% /30%	30% – 70%	n/a

[1]	The volatility was calculated as a weighted average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

[2]	Scenario A represents a Direct Listing/IPO Event, Scenario B represents an Other Sale Event, and Scenario C represents a Liquidation Event.

[3]

The volatility was calculated as a weighted-average of the volatilities of several groups of comparable companies with different industry focus. Each group’s volatility was calculated as the simple average volatilities of comparable companies in the group.

[4]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies and an ETF. Some companies have a higher weight in the calculation than others.

[5]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

[6]	The probabilities are associated with a range of potential IPO valuations.

[7]	The volatility was calculated as a simple-average of the volatilities of the individual comparable companies.

*	Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end.

A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Select Funds	September 30, 2023

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2023, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Global Advantage Fund
Cost of investments	$1,784,614,932	$769,457,039	$422,258,272	$1,287,121,971	$3,986,290,456	$540,160,985

Gross tax unrealized appreciation	5,698,884,336	417,925,047	96,167,987	217,375,012	914,499,195	218,551,260
Gross tax unrealized depreciation	(71,805,729)	(44,991,643)	(39,025,744)	(16,748,028)	(377,174,164)	(75,780,006)

Net tax unrealized appreciation (depreciation)	$5,627,078,607	$372,933,404	$57,142,243	$200,626,984	$537,325,031	$142,771,254

	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund	Baron New Asia Fund	Baron Technology Fund
Cost of investments	$129,212,986	$171,127,107	$54,454,684	$4,673,336	$7,158,399

Gross tax unrealized appreciation	3,431,409	31,866,309	5,138,122	163,826	422,140
Gross tax unrealized depreciation	(4,247,720)	(3,695,412)	(7,296,437)	(540,996)	(460,376)

Net tax unrealized appreciation (depreciation)	$(816,311)	$28,170,897	$(2,158,315)	$(377,170)	$(38,236)

6. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (ASU 2022-03), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (Topic 820). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. The Adviser is currently evaluating the implications, if any, of the additional requirements and their impact on the Funds’ financial statements.